Consolidated statements of changes in equity (deficit) - USD ($)	Common shares	Pre-funded warrants	Reserve of share-based payments [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Shareholders' equity at Aug. 31, 2024	$ 42,001,705	$ 28,252	$ 9,411,247	$ (49,929,565)	$ 717,753	$ 2,229,392
Shareholders' equity (in shares) at Aug. 31, 2024	455	2
Total comprehensive loss				(3,720,035)	(416,534)	(4,136,569)
Securities issuance - preferred shares converted (note 20)	$ 308,692					308,692
Securities issuance - preferred shares converted (note 20) (in shares)	335
Securities issuance - pre-funded warrants converted	$ 562,500	$ (562,500)
Securities issuance - pre-funded warrants converted (in shares)	1,126	(1,126)
Securities issuance, net of transaction costs (note 22)	$ 17,085,437	$ 562,500				17,647,937
Securities issuance, net of transaction costs (note 22) (in shares)	23,495	1,126
Fractional securities issued due to reverse stock split (note 22) (in shares)	488
Share-based compensation - warrants (note 23)			348,552			348,552
Share-based compensation - stock options (note 23)			23,220			23,220
Shareholders' equity at Feb. 28, 2025	$ 59,958,334	$ 28,252	9,783,019	(53,649,600)	301,219	16,421,224
Shareholders' equity (in shares) at Feb. 28, 2025	25,899	2
Shareholders' equity at Aug. 31, 2025	$ 67,116,420	$ 28,252	11,785,399	(71,581,558)	1,102,489	8,451,002
Shareholders' equity (in shares) at Aug. 31, 2025	122,737	2
Total comprehensive loss				(6,177,473)	80,916	(6,096,557)
Change in derivative liabilities due to partial settlements of convertible note due to related party [notes 16 and 24]			17,578			17,578
Securities issuance - pre-funded warrants converted	$ 3,812,250	$ (3,812,250)
Securities issuance - pre-funded warrants converted (in shares)	318,750	(318,750)
Securities issuance, net of transaction costs (note 22)	$ 2,770,541	$ 3,812,250				6,582,791
Securities issuance, net of transaction costs (note 22) (in shares)	708,728	318,750
Fractional securities issued due to reverse stock split (note 22) (in shares)	71,416
Management fees charged to Marine Ventures LLC (note 21)			159,269			159,269
Share-based compensation - warrants (note 23)			331,191			331,191
Share-based compensation - RSUs [note 19]			30,980			30,980
Share-based compensation - stock options (note 23)			13,131			13,131
Shareholders' equity at Feb. 28, 2026	$ 73,699,211	$ 28,252	$ 12,337,548	$ (77,759,031)	$ 1,183,405	$ 9,489,385
Shareholders' equity (in shares) at Feb. 28, 2026	1,221,631	2